Income taxes - Effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Statutory income tax rate	26.50%	26.50%	26.50%
Net loss before income taxes	$ (9,315,636)	$ (18,735,022)	$ (12,089,338)
Expected income tax recovery	(2,468,644)	(4,964,781)	(3,203,675)
Difference in foreign tax rates	258,214	163,190	202,331
Share based compensation and non-deductible expenses	(1,075,684)	(3,470)	(114,257)
Prior year true-ups	(205,361)	(48,507)	75,227
Tax rate changes and other adjustments	21,067	9,619	2,210
Recognition of previously unrecognized deferred tax assets			(317,387)
Change in tax benefits not recognized	2,860,787	5,787,676	2,411,519
Income tax (recovery) expense (note 21)	$ (609,621)	$ 943,727	$ (944,032)